Accounts receivable (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Accounts receivable
Accounts receivable - trade	$ 13,824,937	$ 8,601,269
Accounts receivable - related party	2,654	1,257
Accounts receivable, net	$ 13,827,591	$ 8,602,526	$ 5,144,457